UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Partner Investment Management, L.P.
Address: Four Embarcadero Center
         Suite 3500
         San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

      /s/ Darin Sadow              San Francisco, CA             11/15/2011
-----------------------------      -----------------          ------------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        -----------------

Form 13F Information Table Entry Total: 49
                                        -----------------

Form 13F Information Table Value Total: 369,809
                                        -----------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7           COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ----------     -------- --------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT      OTHER         VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION     MANAGERS   SOLE      SHARED    NONE
---------------------------- -------------- --------- -------- --------- --- ---- ----------     -------- ---------   ------    ----
ACHILLION PHARMACEUTICALS IN COM            00448Q201     674    142,797 SH       Shares-Defined          0            142,797  0
AGILENT TECHNOLOGIES INC     COM            00846U101   1,004     32,142 SH       Shares-Defined          0             32,142  0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108   8,498    471,602 SH       Shares-Defined          0            471,602  0
ALTRIA GROUP INC             COM            02209S103   9,625    358,996 SH       Shares-Defined          0            358,996  0
AMERICAN TOWER CORP          COM            029912201  17,260    320,824 SH       Shares-Defined          0            320,824  0
AMERIGROUP CORP              COM            03073T102   2,386     61,152 SH       Shares-Defined          0             61,152  0
AMYLIN PHARMACEUTICALS INC   COM            032346108  15,042  1,629,698 SH       Shares-Defined          0          1,629,698  0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5   2,428  2,760,000 PRN      Shares-Defined          0          2,760,000  0
APPLE INC                    COM            037833100   4,625     12,130 SH       Shares-Defined          0             12,130  0
BAXTER INTL INC              COM            071813109  12,110    215,718 SH       Shares-Defined          0            215,718  0
BIOGEN IDEC INC              COM            09062X103   8,310     89,209 SH       Shares-Defined          0             89,209  0
BIOSANTE PHARMACEUTICALS INC COM            09065V203     758    332,331 SH       Shares-Defined          0            332,331  0
CALPINE CORP                 COM            131347304   4,470    317,441 SH       Shares-Defined          0            317,441  0
CARDINAL HEALTH INC          COM            14149Y108  12,237    292,181 SH       Shares-Defined          0            292,181  0
CISCO SYS INC                COM            17275R102  11,414    736,378 SH       Shares-Defined          0            736,378  0
COCA COLA CO                 COM            191216100  21,661    320,613 SH       Shares-Defined          0            320,613  0
COOPER COS INC               COM            216648402     637      8,046 SH       Shares-Defined          0              8,046  0
EBAY INC                     COM            278642103   9,279    314,656 SH       Shares-Defined          0            314,656  0
FIRST SOLAR INC              COM            336433107  11,681      1,848 SH   PUT Shares-Defined          0              1,848  0
FIRST SOLAR INC              COM            336433107     129      2,042 SH       Shares-Defined          0              2,042  0
GOODYEAR TIRE & RUBR CO      COM            382550101   5,444    539,551 SH       Shares-Defined          0            539,551  0
HEALTH NET INC               COM            42222G108   5,437    229,316 SH       Shares-Defined          0            229,316  0
HEARTWARE INTL INC           COM            422368100   1,281     19,891 SH       Shares-Defined          0             19,891  0
HUMANA INC                   COM            444859102   3,856     53,020 SH       Shares-Defined          0             53,020  0
INHIBITEX INC                COM            45719T103     587    238,439 SH       Shares-Defined          0            238,439  0
INTERMUNE INC                COM            45884X103   1,727     85,494 SH       Shares-Defined          0             85,494  0
LOWES COS INC                COM            548661107  32,937  1,703,035 SH       Shares-Defined          0          1,703,035  0
MEDIVATION INC               COM            58501N101   3,011      1,773 SH   PUT Shares-Defined          0              1,773  0
MEDIVATION INC               COM            58501N101   5,857    344,931 SH       Shares-Defined          0            344,931  0
MGM RESORTS INTERNATIONAL    COM            552953101   4,514    485,922 SH       Shares-Defined          0            485,922  0
NETFLIX INC                  COM            64110L106   2,175        192 SH  CALL Shares-Defined          0                192  0
PERKINELMER INC              COM            714046109   1,021     53,158 SH       Shares-Defined          0             53,158  0
PHARMACEUTICAL PROD DEV INC  COM            717124101   4,253    165,753 SH       Shares-Defined          0            165,753  0
PHARMASSET INC               COM            71715N106   7,006     85,053 SH       Shares-Defined          0             85,053  0
PRECISION CASTPARTS CORP     COM            740189105  11,635     74,840 SH       Shares-Defined          0             74,840  0
QUALCOMM INC                 COM            747525103  11,093    228,104 SH       Shares-Defined          0            228,104  0
RESEARCH IN MOTION LTD       COM            760975102  10,990      5,414 SH   PUT Shares-Defined          0              5,414  0
RIVERBED TECHNOLOGY INC      COM            768573107     832     41,696 SH       Shares-Defined          0             41,696  0
ROCKWELL AUTOMATION INC      COM            773903109  11,461    204,667 SH       Shares-Defined          0            204,667  0
SALESFORCE COM INC           COM            79466L302  13,104    114,663 SH       Shares-Defined          0            114,663  0
SALIX PHARMACEUTICALS INC    COM            795435106   1,850     62,491 SH       Shares-Defined          0             62,491  0
SEQUENOM INC                 COM            817337405     331     64,959 SH       Shares-Defined          0             64,959  0
THERMO FISHER SCIENTIFIC INC COM            883556102   1,878     37,092 SH       Shares-Defined          0             37,092  0
UNITEDHEALTH GROUP INC       COM            91324P102   6,155    133,457 SH       Shares-Defined          0            133,457  0
VISA INC                     COM            92826C839  17,689    206,357 SH       Shares-Defined          0            206,357  0
WELLCARE HEALTH PLANS INC    COM            94946T106   1,122     29,555 SH       Shares-Defined          0             29,555  0
WELLPOINT INC                COM            94973V107  20,386    312,283 SH       Shares-Defined          0            312,283  0
WYNDHAM WORLDWIDE CORP       COM            98310W108  11,643    408,395 SH       Shares-Defined          0            408,395  0
YUM BRANDS INC               COM            988498101  16,306    330,146 SH       Shares-Defined          0            330,146  0
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